Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.18%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,988	98,485
SPDR Portfolio Short Term Treasury ETF		1,663	49,308
Vanguard Short-Term Treasury ETF		1,661	98,431
TOTAL EXCHANGE TRADED FUNDS (Cost $349,475)			346,274

	Contracts	Notional Amount
PURCHASED OPTIONS - 128.84% (a)(b)
CALL OPTIONS - 118.47%
iShares Russell 2000 ETF, Expires 2/10/2023, Strike Price $203.44	49	$1,005,823	100,074
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.46	22	993,608	981,494
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.33	22	993,608	84,722
			1,166,290
PUT OPTIONS - 10.37%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.38	80	967,520	37,550
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.19	22	993,608	2,377
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.93	73	964,184	62,141
			102,068
TOTAL PURCHASED OPTIONS (Cost $1,232,413)			1,268,358

Total Investments (Cost $1,581,888) - 164.02%			1,878,943
Liabilities in Excess of Other Assets - (64.02)%			(894,530)
TOTAL NET ASSETS - 100.00%			$984,413

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	2/10/2023	$215.65	49	$(1,005,823)	$(68,749)
SPDR S&P 500® Trust ETF	2/10/2023	$180.19	22	(993,608)	(599,976)
SPDR S&P 500® Trust ETF	2/10/2023	$476.29	22	(993,608)	(49,982)
					(718,707)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.61	80	(967,520)	(63,154)
SPDR S&P 500® Trust ETF	2/10/2023	$404.40	22	(993,608)	(42,814)
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.77	73	(964,184)	(89,234)
					(195,202)
Total Options Written (Premiums Received $866,719)					$(913,909)

(a) Exchange-Traded